Selling, Administrative and General Expenses	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative Expense [Abstract]
Selling, Administrative and General Expenses
Note 10 - Selling, Administrative and General Expenses

	For the Year Ended on December 31,
	2022	2021
	Israel Shekels
Salary	-	-
Advertising	-	11,794
Rent	-	-
Management fees (*)	420,000	420,001
Communication	1,746	1,705
Professional services	176,615	194,147
Travel abroad	-	-
Maintenance and Electricity	808	1,997
Office expenses	-	-
Refreshments	-	-
Taxes and fees	2,715	-
Travel and parking	342	1,141
Depreciation expenses	1,641	7,012
	603,867	637,797